Notes and Amounts Receivable for Equity Issued (Tables)	12 Months Ended
Dec. 31, 2025
Notes And Amounts Receivable For Equity Issued
Schedule of Notes and Amounts Receivable for the Equity Issued
	December 31, 2025	December 31, 2024
Notes receivable	$-	$90,425
Amounts receivable	-	-
	$-	$90,425

Schedule of Note and Other Receivable

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2023	$97,907	$15,402	$113,309
Additions	-	2,800	2,800
Repayments	(7,482)	(14,230)	(21,712)
Write-off		(3,972)	(3,972)
Balance, December 31, 2024	$90,425	$-	$90,425
Write-off	(90,425)	-	(90,425)
Balance, December 31, 2025	$-	$-	$-